SCHEDULE OF CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Operating income (loss)
General and administrative expenses	$ (2,001,457)	$ (6,800,745)	$ (544,304)
Operating income (loss)	1,078,831	(3,126,081)	2,798,698
Net income (loss)	425,541	(5,712,680)	2,441,774
Other comprehensive income (loss)
Foreign currency translation adjustment	446,492	120,680	(31,462)
Consolidated Entities [Member]
Operating income (loss)
Equity income (loss) of subsidiaries	1,159,390	(424,939)	2,446,103
General and administrative expenses	(827,325)	(5,304,727)	(4,832)
Operating income (loss)	332,065	(5,729,666)	2,441,271
Foreign exchange gain	93,476	16,986	503
Net income (loss)	425,541	(5,712,680)	2,441,774
Other comprehensive income (loss)
Foreign currency translation adjustment	446,492	120,680	(31,462)
Total comprehensive income (loss)	$ 872,033	$ (5,592,000)	$ 2,410,312